One Commerce Square
                                        Philadelphia, PA 19103


Delaware Investments



                                                 1933 Act Rule 497(j)
                                                 File No. 2-95928
                                                 1940 Act File No. 811-4547


July 2, 1998


Filed via EDGAR (CIK #0000763749)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-95928
     Voyageur Mutual Funds III, Inc.
     _______________________________

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of the Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 33, the most recent post-effective amendment of Voyageur Mutual Funds III, Inc. Post-Effective Amendment No. 33 was transmitted electronically to the Commission on June 29, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.



Very truly yours,


/s/David P. O'Connor
David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel